Document and Entity Information	Nov. 13, 2023
Details
Registrant CIK	0000019871
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	CHICAGO RIVET & MACHINE CO
Entity Incorporation, State or Country Code	IL
Entity File Number	000-01227
Entity Tax Identification Number	36-0904920
Entity Address, Address Line One	901 Frontenac Road
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563
City Area Code	630
Local Phone Number	357-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	CVR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false